Warrant derivative liability (Tables)	12 Months Ended
Dec. 31, 2013
Warrant derivative liability [Abstract]
Schedule of Changes in Warrant Activity

A summary of changes in warrant activity is presented as follows:

	Public Warrants	Unit Options *	Underwriter Warrants

Outstanding, January 1, 2012 and December 31, 2012 and 2013	598,850	280,000	13,571

* Each unit option includes one ordinary share and one ordinary share warrant.